Average Annual Total Returns - FidelitySAIEmergingMarketsIndexFund-PRO - FidelitySAIEmergingMarketsIndexFund-PRO - Fidelity SAI Emerging Markets Index Fund	Dec. 30, 2022
Fidelity SAI Emerging Markets Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(3.00%)
Past 5 years	9.64%
Since Inception	10.30%
Fidelity SAI Emerging Markets Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(3.76%)
Past 5 years	9.04%
Since Inception	9.70%
Fidelity SAI Emerging Markets Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.41%)
Past 5 years	7.60%
Since Inception	8.18%
MC041
Average Annual Return:
Past 1 year	(2.53%)
Past 5 years	9.90%
Since Inception	10.74%	[1]

[1]	A From January 5, 2016